Private Placement	6 Months Ended	12 Months Ended
	Sep. 30, 2021	Mar. 31, 2021
Growth Capital Acquisition Corp. [Member]
Private Placement [Line Items]
PRIVATE PLACEMENT

NOTE 5 — PRIVATE PLACEMENT

Simultaneously with the closing of the IPO, the Company consummated the sale of 5,175,000 Private Placement Warrant in a private placement to the Sponsor, Nautilus Carriers LLC and HB Strategies LLC generating gross proceeds of $5,175,000.

A portion of the purchase price of the Private Placement Warrants were added to the proceeds from the IPO held in the Trust Account. If the Initial Business Combination is not completed by August 2, 2022, the proceeds from the sale of the Private Placement Warrants held in the Trust Account will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law) and the Private Placement Warrants will expire worthless.

The Private Placement Warrants are identical to the Warrants underlying the Units sold in the IPO, except that the Private Placement Warrants and the shares of Class A common stock issuable upon exercise of the Private Placement Warrants will not be transferable, assignable or salable until 30 days after the completion of the initial Business Combination, subject to certain limited exceptions. Additionally, the Private Placement Warrants will be non-redeemable so long as they are held by the initial purchasers or such purchasers’ permitted transferees. If the Private Placement Warrants are held by someone other than the initial shareholders or their permitted transferees, the Private Placement Warrants will be redeemable by the Company and exercisable by such holders on the same basis as the Warrants.

Growth capital acquisition corp. [Member]
Private Placement [Line Items]
PRIVATE PLACEMENT

NOTE 5 — PRIVATE PLACEMENT

Simultaneously with the closing of the IPO, the Company consummated the sale of 5,175,000 Private Placement Warrant in a private placement to the Sponsor, Nautilus Carriers LLC and HB Strategies LLC generating gross proceeds of $5,175,000.

A portion of the purchase price of the Private Placement Warrants were added to the proceeds from the IPO held in the Trust Account. If the Initial Business Combination is not completed by August 2, 2022, the proceeds from the sale of the Private Placement Warrants held in the Trust Account will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law) and the Private Placement Warrants will expire worthless.

The Private Placement Warrants are identical to the Warrants underlying the Units sold in the IPO, except that the Private Placement Warrants and the shares of Class A common stock issuable upon exercise of the Private Placement Warrants will not be transferable, assignable or salable until 30 days after the completion of the initial Business Combination, subject to certain limited exceptions. Additionally, the Private Placement Warrants will be non-redeemable so long as they are held by the initial purchasers or such purchasers’ permitted transferees. If the Private Placement Warrants are held by someone other than the initial stockholders or their permitted transferees, the Private Placement Warrants will be redeemable by the Company and exercisable by such holders on the same basis as the Warrants.